Stock Option Compensation - Stock Option Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 345,435	$ 38,417
Number of options exercised		0
Number of options granted	926,384	0
Number of shares, vested	578,889	232,302
Weighted-average exercise price	$ 5.58	$ 3.36
Weighted-average contractual life	7 years 5 months 16 days	3 years 10 months 10 days
Weighted average grant date fair value per option	$ 0.66	$ 0.10
Stock options outstanding, intrinsic value	20,228
Stock options outstanding, weighted average remaining contractual term	8 years 8 months 1 day
NSO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value	85.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option compensation, description	For individuals holding more than 10% of the voting rights of all classes of stock, the exercise price of an option will not be less than 110% of fair value.
Vesting period	4 years
Stock-based compensation expense	345,435	38,417
Income tax benefits recognized from stock-based compensation	0	0
Number of options granted	926,384
Future stock-based compensation for unvested employee options granted and outstanding	$ 539,087
Future stock-based compensation, requisite service period	3 years 10 months 17 days
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value	110.00%
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of option	10 years
Maximum [Member] | ISOs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of option	5 years